Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Deposits

11. DEPOSITS

Deposits consist of the following major classifications:

SUMMARY OF DEPOSITS

December 31,	2014	2013
Interest-bearing demand deposits	$861,914	$1,179,292
Non-interest-bearing demand deposits	548,064	561,006
Savings deposits	224,017	266,573
Time deposits under $100,000	231,111	300,309
Time deposits $100,000 or more	150,977	206,461
Brokered time deposits	75,821	107,930

Total	$2,091,904	$2,621,571

A summary of time deposits by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS(1)

Years Ended December 31,	Amount
2015	302,941
2016	56,647
2017	62,942
2018	22,344
2019	8,507
Thereafter	4,528

Total	$457,909

(1)	Amounts include brokered time deposits.

A summary of interest expense on deposits is as follows:

SUMMARY OF INTEREST EXPENSE

Years Ended December 31,	2014	2013	2012
Savings deposits	$671	$844	$900
Time deposits	4,818	6,277	7,875
Interest-bearing demand deposits	2,869	4,228	4,778

Total	$8,358	$11,349	$13,553